Fair Value Measurement (Details 3) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Other current assets	$ 351.7	$ 253.6	$ 322.9
Other long-term assets	813.7	825.0	844.1
Liabilities:
Other current liabilities	1,371.1	1,600.6	1,643.1
Other long-term liabilities	786.1	821.9	763.6
Contingent consideration		20.0
Recurring Basis
Assets:
Settlement assets	78.4	179.9	286.7
Other long-term assets			76.8
Total assets at fair value	152.3	281.3	363.5
Liabilities:
Contingent consideration	20.0	20.0
Total liabilities at fair value	168.5	192.1	196.4
Recurring Basis | Interest rate swap contracts
Assets:
Other current assets	6.7	1.0
Other long-term assets	55.5	89.8	65.4
Liabilities:
Other current liabilities	0.5	0.3	156.7
Other long-term liabilities	116.4	137.4
Recurring Basis | Foreign currency derivative contracts
Assets:
Other current assets		10.1
Other long-term assets	11.1		10.9
Liabilities:
Other current liabilities	21.1
Other long-term liabilities	10.5	34.4	27.8
Recurring Basis | Forward-starting interest rate contracts
Liabilities:
Other long-term liabilities			11.9
Recurring Basis | Student loan auction rate securities
Assets:
Settlement assets	13.6	38.8	170.5
Recurring Basis | Corporate bonds
Assets:
Settlement assets	6.1	6.6	10.2
Recurring Basis | State and municipal obligations
Assets:
Settlement assets	56.7	133.9	95.5
Recurring Basis | Preferred stock
Assets:
Settlement assets	2.0	0.6	0.5
Recurring Basis | Available-for-sale securities
Assets:
Other long-term assets	0.6	0.5	0.5
Recurring Basis | U.S. Government guaranteed agency securities
Assets:
Settlement assets			10.0
Recurring Basis | Quoted prices in active markets for identical assets (Level 1)
Assets:
Settlement assets	2.0	0.6	0.5
Total assets at fair value	2.0	0.6	0.5
Recurring Basis | Quoted prices in active markets for identical assets (Level 1) | Preferred stock
Assets:
Settlement assets	2.0	0.6	0.5
Recurring Basis | Significant other observable inputs (Level 2)
Assets:
Settlement assets	62.8	140.5	115.7
Other long-term assets			76.8
Total assets at fair value	136.7	241.9	192.5
Liabilities:
Total liabilities at fair value	148.5	172.1	196.4
Recurring Basis | Significant other observable inputs (Level 2) | Interest rate swap contracts
Assets:
Other current assets	6.7	1.0
Other long-term assets	55.5	89.8	65.4
Liabilities:
Other current liabilities	0.5	0.3	156.7
Other long-term liabilities	116.4	137.4
Recurring Basis | Significant other observable inputs (Level 2) | Foreign currency derivative contracts
Assets:
Other current assets		10.1
Other long-term assets	11.1		10.9
Liabilities:
Other current liabilities	21.1
Other long-term liabilities	10.5	34.4	27.8
Recurring Basis | Significant other observable inputs (Level 2) | Forward-starting interest rate contracts
Liabilities:
Other long-term liabilities			11.9
Recurring Basis | Significant other observable inputs (Level 2) | Corporate bonds
Assets:
Settlement assets	6.1	6.6	10.2
Recurring Basis | Significant other observable inputs (Level 2) | State and municipal obligations
Assets:
Settlement assets	56.7	133.9	95.5
Recurring Basis | Significant other observable inputs (Level 2) | Available-for-sale securities
Assets:
Other long-term assets	0.6	0.5	0.5
Recurring Basis | Significant other observable inputs (Level 2) | U.S. Government guaranteed agency securities
Assets:
Settlement assets			10.0
Recurring Basis | Significant unobservable inputs (Level 3)
Assets:
Settlement assets	13.6	38.8	170.5
Total assets at fair value	13.6	38.8	170.5
Liabilities:
Contingent consideration	20.0	20.0
Total liabilities at fair value	20.0	20.0
Recurring Basis | Significant unobservable inputs (Level 3) | Student loan auction rate securities
Assets:
Settlement assets	$ 13.6	$ 38.8	$ 170.5